                                                                                                                                June 22, 2007

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:         Evergreen Municipal Trust
               Evergreen Municipal Bond Fund

               Registration Statement on Form N-14
                                File Number:  333-

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Evergreen Municipal Trust (the "Trust").  This filing relates to the acquisition of the assets of the Target Fund listed below, by and in exchange for shares of the Surviving Fund listed below, each a series of the Trust.

Target Fund                                                                          Surviving Fund
Evergreen High Grade Municipal Bond Fund Evergreen Municipal Bond Fund

At this time, the Registrant will respectively request an effective date of July 23, 2007.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                                                                                                                Very truly yours,

                                                                                                                                /s/ Maureen E. Towle

                                                                                                                                Maureen E. Towle, Esq.

Enclosures

cc: Tim Diggins, Esq.